Document and Entity Information	Sep. 28, 2026
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Sep. 28, 2026
Entity File Number	001-11499
Entity Registrant Name	WATTS WATER TECHNOLOGIES INC
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	04-2916536
Entity Address, Address Line One	815 Chestnut Street
Entity Address, City or Town	North Andover
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01845
City Area Code	978
Local Phone Number	688-1811
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, par value $0.10 per share
Trading Symbol	WTS
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0000795403
Amendment Flag	false